January 25, 2018

ULTIMUS MANAGERS TRUST

Alambic Mid Cap Growth Plus Fund
Alambic Mid Cap Value Plus Fund
Alambic Small Cap Growth Plus Fund
Alambic Small Cap Value Plus Fund

Supplement to the Prospectus and the Summary Prospectuses, each dated December 29, 2017

This supplement updates certain information contained in the Prospectus and the Summary Prospectuses of Alambic Mid Cap Growth Plus Fund and Alambic Mid Cap Value Plus Fund (collectively, the “Mid Cap Funds”) and Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund (collectively, the “Small Cap Funds” and together with the Mid Cap Funds, the “Funds”), each a series of Ultimus Managers Trust (the “Trust”), to revise information contained therein as described below, effective as of February 1, 2018. For more information or to obtain a copy of the Funds’ Prospectus, Summary Prospectuses, or Statement of Additional Information, free of charge, please contact the Funds at 1-888-890-8988.

The following change is made to the Prospectus under “ALAMBIC MID CAP GROWTH PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Mid Cap Growth Plus Fund in the section entitled “PURCHASE AND SALE OF FUND SHARES”.

The following disclosure replaces, in its entirety, the paragraph entitled “Minimum Initial Investment” on page 6 of the Prospectus and on page 3 of the Summary Prospectus of the Alambic Mid Cap Growth Plus Fund:

“Minimum Initial Investment. The minimum initial investment amount for regular accounts is $5,000.”

The following change is made to the Prospectus under “ALAMBIC MID CAP VALUE PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Mid Cap Value Plus Fund in the section entitled “PURCHASE AND SALE OF FUND SHARES”.

The following disclosure replaces, in its entirety, the paragraph entitled “Minimum Initial Investment” on page 11 of the Prospectus and on page 3 of the Summary Prospectus of the Alambic Mid Cap Value Plus Fund:

“Minimum Initial Investment. The minimum initial investment amount for regular accounts is $5,000.”

The following change is made to the Prospectus under “ALAMBIC SMALL CAP GROWTH PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Small Cap Growth Plus Fund in the section entitled “PURCHASE AND SALE OF FUND SHARES”.

The following disclosure replaces, in its entirety, the paragraph entitled “Minimum Initial Investment” on page 18 of the Prospectus and on page 4 of the Summary Prospectus of the Alambic Small Cap Growth Plus Fund:

“Minimum Initial Investment. The minimum initial investment amount for regular accounts is $5,000.”

The following change is made to the Prospectus under “ALAMBIC SMALL CAP VALUE PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Small Cap Value Plus Fund in the section entitled “PURCHASE AND SALE OF FUND SHARES”.

The following disclosure replaces, in its entirety, the paragraph entitled “Minimum Initial Investment” on page 25 of the Prospectus and on page 4 of the Summary Prospectus of the Alambic Small Cap Value Plus Fund:

“Minimum Initial Investment. The minimum initial investment amount for regular accounts is $5,000.”

The following change is made to the Prospectus under “HOW TO BUY SHARES”.

The following disclosure replaces, in its entirety, the paragraph entitled “Minimum Initial Investment” on page 36 of the Prospectus:

“Minimum Initial Investment. The minimum initial investment for regular accounts in each Fund is $5,000. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.”

The following change is made to the Prospectus under “HOW TO REDEEM SHARES”.

The following disclosure replaces, in its entirety, the first sentence in the subsection entitled “Minimum Account Balance” beginning on page 42 of the Prospectus:

“Due to the high cost of maintaining shareholder accounts, each Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s activity causes the account balance to fall below $5,000.”

Investors Should Retain this Supplement for Future Reference